Annual Fund Operating Expenses	Sep. 30, 2026
Wahed FTSE USA Shariah ETF | Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Wahed Dow Jones Islamic World ETF | Wahed Dow Jones Islamic World ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%